Note 12 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Tax Benefits, Ending Balance	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 0
Domestic Tax Authority [Member]
Open Tax Year	2019 2020 2021
Operating Loss Carryforwards	$ 2,302
Net Operating Loss Utilized	$ 447	$ 671
State and Local Jurisdiction [Member]
Open Tax Year	2019 2020 2021